                                             [OVERLAND EXPRESS LOGO]

                                        Semi - Annual  Report
                                          ......................................
                                                     JUNE  30,  1997

                                                   INSTITUTIONAL CLASS

                                                    Money Market Fund

                                          National Tax-Free Institutional Money
                                                       Market Fund

                                             U.S. Treasury Money Market Fund

                                    OVERLAND EXPRESS FUNDS ARE NOT
                           FDIC INSURED AND ARE NOT OBLIGATIONS OF
                                OR GUARANTEED BY WELLS FARGO BANK.

 [LOGO]
            TABLE OF CONTENTS
            LETTER TO SHAREHOLDERS......................................3
            MANAGER COMMENTS
              Money Market Fund-Institutional Class.....................5
              National Tax-Free Institutional Money Market Fund.........6
              U.S. Treasury Money Market Fund-Institutional Class.......7
            OVERLAND EXPRESS PORTFOLIOS OF INVESTMENTS
              Money Market Fund.........................................9
              U.S. Treasury Money Market Fund..........................12
            OVERLAND EXPRESS FUNDS
              Statement of Assets and Liabilities......................14
              Statement of Operations..................................15
              Statements of Changes in Net Assets......................16
              Financial Highlights.....................................18
              Notes to Financial Statements............................24
            MASTER INVESTMENT TRUST PORTFOLIO OF INVESTMENTS
              Tax-Free Money Market Master Portfolio...................29
            MASTER INVESTMENT TRUST
              Statement of Assets and Liabilities......................35
              Statement of Operations..................................36
              Statements of Changes in Net Assets......................37
              Notes to Financial Statements............................38
            LIST OF ABBREVIATIONS......................................40

               OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY WELLS FARGO BANK. OVERLAND EXPRESS FUNDS INVOLVE
               INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

               OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE. DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF ITS FEES OR ASSUMED RESPONSIBILITY FOR OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THESE REDUCTIONS, THE FUNDS' RETURNS WOULD HAVE BEEN LOWER.

               WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY,
               ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICES AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED AND DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.

(THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS:

WELCOME TO THE 1997 OVERLAND EXPRESS FUNDS
SEMI-ANNUAL REPORT.

Short-term market volatility reinforces the benefit of a long-term perspective. Markets have ups and downs. They sometimes behave in very unpredictable ways, but, over the long haul, history has shown the financial markets have delivered growth. 1997 has been an example of short-term setbacks attracting more attention than generally solid overall performance.

For the bond markets, the recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve acted in March to raise the federal funds target rate by 0.25%. The bond market had begun to slide in February in anticipation of a potential increase and did not begin to recover until the beginning of May. Bonds rallied somewhat in June and showed a modest 2.09% gain at the halfway point in 1997, as measured by the Lehman Brothers 20+Year Treasury Index.

Equity market volatility was even more pronounced. After climbing steadily from January into late March, the stock market fell precipitously until near the end of April. Stocks rallied again, however, and, as measured by the Standard & Poor's 500 Index, enjoyed a 1997 year-to-date return as of June 30 of 20.61%.

Of course, equity issues do not rise and fall in unison. Large company stocks have fared well recently as investors sought greater security and shunned volatility. In contrast to recent years, various sectors such as technology and financial services have fluctuated in recent months.

It is all too easy to be confused by such a variety of returns and apparently conflicting information. That's why it is so important to truly understand the investment philosophies and long-range goals that govern your Fund. We have always felt that the more you understand your investment, the less likely you are to be unduly concerned with short-term developments.

The following pages contain discussions about some of the relevant market conditions and other factors that affected the performance of the Overland Express Funds during the reporting period. These commentaries were written for you--our shareholders--as part of the Overland Express Funds' commitment to education, information and service, as we help you meet your financial goals.

We are pleased to tell you that, pending shareholder approval, we plan to bring together the strengths of Overland Express and Stagecoach Funds, another family of mutual funds advised by Wells Fargo Bank. We plan to consolidate Overland Express Funds into similar corresponding Stagecoach Funds, in some instances into new Stagecoach Funds created expressly for this purpose. The Stagecoach Funds have several additional Funds with investment objectives that complement the Overland Express product line. The result will be a Fund Family with over thirty Funds and over $20 billion in assets. You will find full details of this proposed merger in proxy materials that will be sent to you separately.

OVERLAND EXPRESS FUNDS, AUGUST 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS 20+YEAR TREASURY INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY ISSUES WITH 20-YEAR OR LONGER MATURITIES.

OVERLAND EXPRESS MONEY MARKET FUND-INSTITUTIONAL CLASS

Q. WHAT WAS THE SEVEN-DAY YIELD AS OF JUNE 30, 1997?

A. The seven-day yield for Institutional Class shares of the Fund as of June 30, 1997 was 5.43%. The yield as of December 31, 1996 was 5.07%.

Q. WAS THE HIGHER YIELD THE RESULT OF THE FEDERAL RESERVE'S ACTION IN RAISING THE FEDERAL FUNDS TARGET RATE?

A. Only in part. Yields change daily as notes are sold on the open market. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snapshot" of current returns. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information. The graph indicates that there are frequent spikes and valleys in interest rates--and therefore in money market fund returns--based on market pressures even without Fed action.

Q. WHAT ARE SOME OF THE MARKET PRESSURES THAT AFFECT YIELDS?

A. There are a number of influences. If the economy is expected to grow rapidly, interest rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

Q. WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUND? HOW HAS IT CHANGED DURING THE PERIOD?

A. Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for the Fund has been fairly steady and in the short-to-intermediate range of 45 to 60 days.

Q. SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

A. The Federal Reserve has rarely effected a single increase when changing monetary policy, so additional increases seem likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely. Recent comments by Federal Reserve Chairman Alan Greenspan, however, have increased optimism that we may finish the year without seeing another increase.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY YIELD IS FOR THE SEVEN-DAY PERIOD ENDED JUNE 30, 1997. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL
MONEY MARKET FUND

Q. WHAT WAS THE SEVEN-DAY YIELD AS OF JUNE 30, 1997?

A. The Fund's seven-day yield for the period ended June 30, 1997 was 3.94%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive yields. The yield as of December 31, 1996 was 3.42%.

Q. WAS THE HIGHER YIELD THE RESULT OF THE FEDERAL RESERVE'S ACTION IN RAISING THE FEDERAL FUNDS TARGET RATE?

A. Only in part. Yields change daily as notes are sold on the open market. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snapshot" of current returns. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information. The graph indicates that there are frequent spikes and valleys in interest rates--and therefore in money market fund returns--based on market pressures even without Fed action.

Q. WHAT ARE SOME OF THE MARKET PRESSURES THAT AFFECT YIELDS?

A. There are a number of influences. If the economy is expected to grow rapidly, interest rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

Q. SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

A. The Federal Reserve has rarely effected a single increase when changing monetary policy, so additional increases seem likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely. Recent comments by Federal Reserve Chairman Alan Greenspan, however, have increased optimism that we may finish the year without seeing another increase.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY YIELD IS FOR THE SEVEN-DAY PERIOD ENDED JUNE 30, 1997. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND- INSTITUTIONAL CLASS

Q. WHAT WAS THE SEVEN-DAY YIELD AS OF JUNE 30, 1997?

A. The seven-day yield for Institutional Class shares of the Fund as of June 30, 1997 was 5.23%. The yield as of December 31, 1996 was 4.57%.

Q. WAS THE HIGHER YIELD THE RESULT OF THE FEDERAL RESERVE'S ACTION IN RAISING THE FEDERAL FUNDS TARGET RATE?

A. Only in part. Yields change daily as notes are sold on the open market. It is important to keep an eye on the general trend in yields rather than draw conclusions based on a single-day "snap shot" of current returns. The Wall Street Journal's Market Diary section, for example, publishes a useful graph tracking interest rates for investors interested in following this sort of information. You can see from that graph that there are frequent spikes and valleys in interest rates--and therefore in money market fund returns--based on market pressures even without Fed action.

Q. WHAT ARE SOME OF THE MARKET PRESSURES THAT AFFECT YIELDS?

A. There are a number of influences. If the economy is expected to grow rapidly, interest rates usually move higher in anticipation of a federal funds target rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

Q. WHAT DOES "WEIGHTED AVERAGE MATURITY" TELL US ABOUT THE FUND? HOW HAS IT CHANGED DURING THE PERIOD?

A. Weighted average maturity is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. It is one of the measures of a fund's sensitivity to interest rate changes. Funds with longer maturities generally are more sensitive to interest rate fluctuations. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one range relatively more attractive than another. For the most part, the weighted average maturity for these Funds has been fairly steady and in the short-to-intermediate range of 45 to 60 days.

Q. SINCE THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS TARGET RATE IN MARCH, DO YOU EXPECT FURTHER ACTION?

A. The Federal Reserve has rarely effected a single increase when changing monetary policy, so additional increases seem likely. However, the federal funds target rate is relatively high compared to the Consumer Price Index (the prime measure of inflation), so we believe that substantial increases are unlikely. Recent comments by Federal Reserve Chairman Alan Greenspan, however, have increased optimism that we may finish the year without seeing another increase.

ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL MEET THIS OBJECTIVE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

THE SEVEN-DAY YIELD IS FOR THE SEVEN-DAY PERIOD ENDED JUNE 30, 1997. YIELD REFLECTS FLUCTUATIONS IN INTEREST RATES ON PORTFOLIO INVESTMENTS AND FUND EXPENSES. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

(THIS PAGE INTENTIONALLY LEFT BLANK)

MONEY MARKET FUND - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
CERTIFICATES OF DEPOSITS - 22.36%
$    50,000,000  Branch Banking & Trust Co                            6.50 %      07/01/97    $ 50,000,000
     10,000,000  CC USA Inc                                           6.18        05/26/98      10,000,000
     35,000,000  Commercial Bank of Detroit                           6.18        05/27/98      34,991,600
     35,000,000  Huntington National Bank                             6.05        01/06/98      35,000,000
     30,000,000  Northern Trust Corp                                  5.40        08/22/97      30,000,000
     50,000,000  Societe Generale (Yankee)                            5.81        01/13/98      49,995,213
     50,000,000  U.S. National Bank of Oregon                         5.56        07/11/97      50,000,000
     25,000,000  Union Bank of California                             5.73        11/03/97      25,000,000
                                                                                              ------------
                 TOTAL CERTIFICATES OF DEPOSITS                                               $284,986,813

COMMERCIAL PAPER - 46.61%
$    20,000,000  ABN-Ambro North America Finance Inc                  5.50 %F     12/08/97    $ 19,511,111
     35,000,000  Asset Securitization Cooperative Corp++              5.56 F      07/14/97      34,929,728
     50,000,000  Bankers Trust Corp                                   5.34 F      08/11/97      49,695,917
     20,000,000  Caisee National De Credit Agricole                   5.94 F      06/23/98      19,988,531
     25,000,000  Canadian Imperial Holding Inc                        5.54 F      07/10/97      24,965,363
     45,000,000  Corporate Receivables Corp++                         5.54 F      07/09/97      44,944,600
     35,000,000  First Bank System Inc                                5.55 F      07/07/97      34,967,625
     45,000,000  Ford Motor Corp                                      5.55 F      08/08/97      44,736,375
     25,000,000  General Electric Capital Corp                        5.29 F      08/08/97      24,860,403
     30,000,000  General Electric Capital Corp                        5.37 F      07/28/97      29,879,175
     25,000,000  Goldman Sachs & Co                                   5.54 F      07/08/97      24,973,069
     55,000,000  Merrill Lynch Corp                                   5.55 F      07/07/97      54,949,125
     30,000,000  Morgan Stanley Group Inc                             5.57 F      07/22/97      29,902,525
     50,000,000  Preferred Receivables Funding Corp                   6.20 F      07/01/97      50,000,000
     32,300,000  Sherrield Receivables Corp++                         5.56 F      07/21/97      32,200,229
     25,000,000  Sweden Kingdom Corp                                  5.47 F      12/01/97      24,418,813
     25,000,000  Sweden Kingdom Corp                                  5.60 F      12/05/97      24,389,444
     25,000,000  WCP Funding Inc++                                    5.56 F      08/19/97      24,810,804
                                                                                              ------------
                 TOTAL COMMERCIAL PAPER                                                       $594,122,837

MONEY MARKET FUND - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
VARIABLE AND FLOATING RATE BONDS - 21.14%
$    43,500,000  Abbey National North America                         5.58 %      07/17/97    $ 43,469,985
     34,000,000  Barclays Bank Plc                                    5.62        02/20/98      33,983,561
     45,000,000  FCC National Bank                                    5.60        06/11/98      44,965,242
     25,000,000  Federal Home Loan Bank                               5.28        08/08/97      24,983,138
     15,000,000  Morgan Guaranty Trust                                5.96        06/22/98      14,994,956
     44,000,000  PHH Corp                                             5.37        09/22/97      44,000,000
     43,000,000  PNC Bank Corp                                        5.59        10/01/97      42,992,868
     20,000,000  Sony Capital Corp                                    5.78        08/29/97      19,999,153
                                                                                              ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                       $269,388,903

REPURCHASE AGREEMENTS - 9.90%
$    63,172,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.85 %      07/01/97    $ 63,172,000
     31,000,000  HSBC Securities Inc Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         5.80        07/01/97      31,000,000
     32,000,000  JP Morgan Securities Inc Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.95        07/01/97      32,000,000
                                                                                              ------------
                 TOTAL REPURCHASE AGREEMENTS                                                  $126,172,000

MONEY MARKET FUND - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $1,274,670,553)* (Note 1)                        100.01 %              $1,274,670,553
                 Other Assets and Liabilities, Net                       (0.01 )                   (86,030)
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $1,274,584,523
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 F   YIELD TO MATURITY.
++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISOR IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

U.S. TREASURY MONEY MARKET FUND - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
U.S. TREASURY SECURITIES - 36.69%
U.S. TREASURY BILLS - 19.94%
$    40,000,000  U.S. Treasury Bills                                  5.01 %F     07/24/97    $ 39,875,289
     10,000,000  U.S. Treasury Bills                                  5.11 F      08/21/97       9,927,821
     20,000,000  U.S. Treasury Bills                                  5.15 F      11/13/97      19,603,250
     25,000,000  U.S. Treasury Bills                                  5.16 F      10/16/97      24,609,896
                                                                                              ------------
                 TOTAL U.S. TREASURY BILLS                                                    $ 94,016,256

U.S. TREASURY NOTES - 16.75%
$     9,620,000  U.S. Treasury Notes                                  5.13 %      04/30/98    $  9,541,109
     15,300,000  U.S. Treasury Notes                                  5.88        07/31/97      15,306,209
     20,000,000  U.S. Treasury Notes                                  6.13        05/15/98      20,017,364
      8,000,000  U.S. Treasury Notes                                  7.88        01/15/98       8,080,184
     10,000,000  U.S. Treasury Notes                                  7.88        04/15/98      10,136,517
      6,660,000  U.S. Treasury Notes                                  8.50        07/15/97       6,668,008
      9,200,000  U.S. Treasury Notes                                  8.75        10/15/97       9,283,232
                                                                                              ------------
                 TOTAL U.S. TREASURY NOTES                                                    $ 79,032,623

                 TOTAL U.S. TREASURY SECURITIES                                               $173,048,879

REPURCHASE AGREEMENTS - 63.47%
$    81,640,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.85 %      07/01/97    $ 81,640,000
     78,723,000  HSBC Securities Inc Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         5.80        07/01/97      78,723,000
     82,000,000  JP Morgan Securities Inc Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.95        07/01/97      82,000,000
     57,000,000  Morgan Stanley & Co Repurchase Agreement - 102%
                 Collateralized by U.S. Government Securities         6.00        07/01/97      57,000,000
                                                                                              ------------
                 TOTAL REPURCHASE AGREEMENTS                                                  $299,363,000

U.S. TREASURY MONEY MARKET FUND - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $472,411,879)* (Note 1)                          100.16 %              $472,411,879
                 Other Assets and Liabilities, Net                       (0.16 )                  (746,231)
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $471,665,648
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 F   YIELD TO MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -
JUNE 30, 1997

                                                                   NATIONAL
                                                                   TAX-FREE             U.S.
                                                                INSTITUTIONAL       TREASURY
                                                      MONEY           MONEY            MONEY
                                                     MARKET          MARKET           MARKET
                                                       FUND            FUND             FUND
 ...........................................................................................
ASSETS
INVESTMENTS:
  In securities, at market value and
    identified cost (U.S. Treasury Money
    Market Fund includes repurchase
    agreements of $299,363,000)              $1,274,670,553     $89,821,675(1)  $472,411,879
  Cash                                                1,926               0                0
Receivables:
  Interest                                        5,093,046         169,264        1,550,291
  Due from co-administrator (Note 2)                      0           1,753                0
Organizational expenses, net of
  amortization                                       24,773          31,951            7,825
Prepaid expenses                                    167,039           1,024           49,031
TOTAL ASSETS                                  1,279,957,337      90,025,667      474,019,026
LIABILITIES
Cash overdraft due to custodian (Note 2)                  0               0            7,622
Payables:
  Distribution to shareholders                    4,712,430         167,781        1,903,425
  Due to sponsor and distributor (Note
    2)                                              307,698             943          278,327
  Due to WFB (Note 2)                               334,188               0          138,315
  Other                                              18,498          13,333           25,689
TOTAL LIABILITIES                                 5,372,814         182,057        2,353,378

TOTAL NET ASSETS
                                             $1,274,584,523     $89,843,610     $471,665,648
NET ASSETS CONSIST OF:
Paid-in capital                              $1,274,649,212     $89,849,961     $471,622,679
Undistributed net realized gain (loss)
  on investments                                    (64,689)         (6,351)          42,969
TOTAL NET ASSETS                             $1,274,584,523     $89,843,610     $471,665,648
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  589,281,220             N/A     $294,130,493
Shares outstanding - Class A                    589,354,186             N/A      294,119,766
Net asset value and offering price per
  share - Class A                                     $1.00             N/A            $1.00
Net assets - Institutional Class             $  685,303,303     $89,843,610     $177,535,155
Shares outstanding - Institutional Class        685,294,984      89,850,442      177,506,276
Net asset value and offering price per
  share - Institutional Class                         $1.00           $1.00            $1.00

 ...............................................................................

(1)  INVESTMENT IN MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED) -
FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                                               NATIONAL
                                                               TAX-FREE            U.S.
                                                             INSTITUTIONAL     TREASURY
                                                   MONEY          MONEY           MONEY
                                                  MARKET         MARKET          MARKET
                                                    FUND           FUND            FUND
 ......................................................................................
INVESTMENT INCOME (NOTE 4)
  Interest                                   $32,245,239     $1,111,793(1)  $12,343,997
  Net expenses allocated from Master
    Portfolio                                        N/A        (66,335)            N/A
TOTAL INVESTMENT INCOME                       32,245,239      1,045,458      12,343,997
EXPENSES (NOTE 2)
  Advisory fees                                1,452,657              0         583,294
  Administration fees                            505,374         16,919         202,404
  Custody fees                                    99,861              0          41,616
  Portfolio accounting fees                      146,708              0          77,160
  Transfer agency fees                           198,830          8,889         141,025
  Distribution fees                              553,548              0         365,922
  Amortization of organization expenses            5,506          4,260           4,901
  Legal and audit fees                            48,251         11,163          21,296
  Registration fees                               28,319         15,356          23,219
  Directors' fees                                  2,188          2,281           2,480
  Shareholder reports                             18,328          5,405           9,917
  Other                                            7,768          1,920           9,829
TOTAL EXPENSES                                 3,067,338         66,193       1,483,063
Less:
  Waived fees and reimbursed expenses           (199,275)       (37,121)       (181,195)
NET EXPENSES                                   2,868,063         29,072       1,301,868
NET INVESTMENT INCOME                         29,377,176      1,016,386      11,042,129
REALIZED GAIN ON INVESTMENTS
  Net realized gain on sale of
    investments                                   13,572              0           3,245
NET GAIN ON INVESTMENTS                           13,572              0           3,245
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $29,390,748     $1,016,386     $11,045,374

 ...............................................................................

(1)  ALLOCATED FROM THE MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               MONEY MARKET FUND
                                             ...................................
                                                 (Unaudited)
                                                 For the Six             For the
                                                Months Ended          Year Ended
                                               June 30, 1997       Dec. 31, 1996
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $    29,377,176     $    51,015,787
  Net realized gain (loss) on sale of
    investments                                       13,572             115,019
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   29,390,748          51,130,806

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                      (10,865,954)        (20,095,416)
    Institutional Class                          (18,511,222)        (30,920,371)
  From net realized gain on sales of
    investments
    Class A                                                0                   0
    Institutional Class                                    0                   0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,155,540,503       2,266,030,281
  Reinvestment of dividends - Class A              4,654,270           8,654,713
  Cost of shares redeemed - Class A           (1,955,445,899)     (2,265,443,706)
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS
A                                                204,748,874           9,241,288
  Proceeds from shares sold -
    Institutional Class                        1,361,969,915       2,542,261,944
  Reinvestment of dividends -
    Institutional Class                           16,918,020          26,404,912
  Cost of shares redeemed -
    Institutional Class                       (1,447,685,327)     (2,138,796,870)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS               (68,797,392)        429,869,986
INCREASE IN NET ASSETS                           135,965,054         439,226,293

NET ASSETS:
  Beginning net assets                         1,138,619,469         699,393,176
  ENDING NET ASSETS                          $ 1,274,584,523     $ 1,138,619,469

SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                        2,155,540,503       2,266,030,281
  Shares issued in reinvestment of
    dividends - Class A                            4,654,270           8,654,713
  Shares redeemed - Class A                   (1,955,445,899)     (2,265,443,706)
NET INCREASE IN SHARES OUTSTANDING -
CLASS A                                          204,748,874           9,241,288
  Shares sold - Institutional Class            1,361,969,915       2,542,261,944
  Shares issued in reinvestment of
    dividends - Institutional Class               16,918,020          26,404,912
  Shares redeemed - Institutional Class       (1,447,685,327)     (2,138,796,870)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING - INSTITUTIONAL CLASS                (68,797,392)        429,869,986

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

                                                                    NATIONAL
                                                TAX-FREE INSTITUTIONAL MONEY         U.S. TREASURY MONEY MARKET FUND
                                                                 MARKET FUND
                                             ...............................     ...................................
                                                               From April 2,
                                                                        1996
                                                               (commencement         (Unaudited)
                                               (Unaudited)                of
                                               For the Six       operations)         For the Six             For the
                                              Months Ended                to        Months Ended          Year Ended
                                             June 30, 1997     Dec. 31, 1996       June 30, 1997       Dec. 31, 1996
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $   1,016,386     $   1,442,053     $    11,042,129     $    18,292,799
  Net realized gain (loss) on sale of
    investments                                          0            (6,351)              3,245              89,127
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  1,016,386         1,435,702          11,045,374          18,381,926

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                            N/A               N/A          (6,789,774)        (12,422,629)
    Institutional Class                         (1,016,386)       (1,442,053)         (4,252,355)         (5,870,170)
  From net realized gain on sales of
    investments
    Class A                                            N/A               N/A                   0             (15,959)
    Institutional Class                                  0                 0                   0              (7,621)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                  N/A               N/A       1,067,751,044       2,168,619,387
  Reinvestment of dividends - Class A                  N/A               N/A           1,955,948           3,858,257
  Cost of shares redeemed - Class A                    N/A               N/A      (1,053,394,514)     (2,093,456,183)
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS
A                                                      N/A               N/A          16,312,478          79,021,461
  Proceeds from shares sold -
    Institutional Class                        470,784,428       609,187,756         215,349,510         515,834,680
  Reinvestment of dividends -
    Institutional Class                             29,607           102,072           3,673,481           5,208,358
  Cost of shares redeemed -
    Institutional Class                       (441,262,112)     (548,991,790)       (198,296,617)       (427,392,856)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              29,551,923        60,298,038          20,726,374          93,650,182
INCREASE IN NET ASSETS                          29,551,923        60,291,687          37,042,097         172,737,190

NET ASSETS:
  Beginning net assets                          60,291,687                 0         434,623,551         261,886,361
  ENDING NET ASSETS                          $  89,843,610     $  60,291,687     $   471,665,648     $   434,623,551

SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                N/A               N/A       1,067,751,044       2,168,619,388
  Shares issued in reinvestment of
    dividends - Class A                                N/A               N/A           1,955,948           3,858,257
  Shares redeemed - Class A                            N/A               N/A      (1,053,394,514)     (2,093,452,821)
NET INCREASE IN SHARES OUTSTANDING -
CLASS A                                                N/A               N/A          16,312,478          79,024,824
  Shares sold - Institutional Class            470,784,428       609,188,237         215,349,510         515,834,680
  Shares issued in reinvestment of
    dividends - Institutional Class                 29,607           102,072           3,673,481           5,208,358
  Shares redeemed - Institutional Class       (441,262,112)     (548,991,790)       (198,296,617)       (427,392,856)
NET INCREASE (DECREASE) IN SHARES
OUTSTANDING - INSTITUTIONAL CLASS               29,551,923        60,298,519          20,726,374          93,650,182

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           MONEY MARKET FUND
                                                              ..............................................
                                                                                                     CLASS A
                                                              ..............................................
                                                                 (Unaudited)
                                                                  Six Months
                                                                       Ended      Year Ended      Year Ended
                                                               June 30, 1997   Dec. 31, 1996   Dec. 31, 1995
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00           $1.00           $1.00
                                                                      ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                 0.02            0.05            0.05
  Net realized and unrealized gain on investments                       0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                        0.02            0.05            0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                 (0.02)          (0.05)          (0.05)
  Distributions from net realized gain                                  0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM DISTRIBUTIONS                                               (0.02)          (0.05)          (0.05)
                                                                      ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                         $1.00           $1.00           $1.00
                                                                      ------          ------          ------
                                                                      ------          ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                          2.45%           4.89%           5.44%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                   $589,281        $384,527        $375,218
  Number of shares outstanding, end of period (000)                  589,354         384,605         375,364
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                              0.65%           0.65%           0.65%
  Ratio of net investment income to average net assets                 4.90%           4.79%           5.43%
 ...........................................................................................................

Ratio of expenses to average net assets prior to waived fees
and reimbursed expenses:                                               0.71%           0.66%           0.69%

Ratio of net investment income to average net assets prior
to waived fees and reimbursed expenses:                                4.84%           4.78%           5.39%

 ...............................................................................

(1)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 18,
     1994.

The accompanying notes are an integral part of these financial statements.

                                                                                                   MONEY MARKET FUND (CONT.)
                              ..............................................................................................
                                                                                                     INSTITUTIONAL CLASS (1)
                                                                              ..............................................
                                                             CLASS A (CONT.)     (Unaudited)
                              ..............................................      Six Months
                                  Year Ended      Year Ended      Year Ended           Ended      Year Ended      Year Ended
                               Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992   June 30, 1997   Dec. 31, 1996   Dec. 31, 1995
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.04            0.03            0.03            0.03            0.05            0.06
  Net realized and
    unrealized gain on
    investments                         0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.04            0.03            0.03            0.03            0.05            0.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.04)          (0.03)          (0.03)          (0.03)          (0.05)          (0.06)
  Distributions from net
    realized gain                       0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM DISTRIBUTIONS               (0.04)          (0.03)          (0.03)          (0.03)          (0.05)          (0.06)
                                      ------          ------          ------          ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
                                      ------          ------          ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            3.70%           2.57%           3.23%           2.58%           5.15%           5.71%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $307,878        $228,084        $268,424        $685,303        $754,092        $324,175
  Number of shares
    outstanding, end of
    period (000)                     307,915         228,085         268,434         685,295         754,092         324,222
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                 0.68%           0.74%           0.75%           0.40%           0.40%           0.39%
  Ratio of net investment
    income to average net
    assets                             3.71%           2.54%           3.17%           5.14%           5.04%           5.70%
 ...........................................................................................................................

Ratio of expenses to average
net assets prior to waived
fees and reimbursed
expenses:                              0.72%           0.74%           0.75%           0.41%           0.41%           0.45%

Ratio of net investment
income to average net assets
prior to waived fees and
reimbursed expenses:                   3.67%           2.54%           3.17%           5.13%           5.03%           5.64%


                                Period Ended
                               Dec. 31, 1994
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00
                                      ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.02
  Net realized and
    unrealized gain on
    investments                         0.00
                                       -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.02)
  Distributions from net
    realized gain                       0.00
                                       -----
TOTAL FROM DISTRIBUTIONS               (0.02)
                                      ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00
                                      ------
                                      ------
TOTAL RETURN (NOT
ANNUALIZED)                            1.83%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                            $11,237
  Number of shares
    outstanding, end of
    period (000)                      11,238
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                 0.38%
  Ratio of net investment
    income to average net
    assets                             5.05%
 ...........................
Ratio of expenses to average
net assets prior to waived
fees and reimbursed
expenses:                              0.55%
Ratio of net investment
income to average net assets
prior to waived fees and
reimbursed expenses:                   4.88%

 ...............................................................................

(1)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 18,
     1994.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                   NATIONAL
                                                                                     TAX-FREE INSTITUTIONAL
                                                                                      MONEY MARKET FUND (1)
                                                                             ..............................
                                                                                (Unaudited)
                                                                                 Six Months
                                                                                      Ended    Period Ended
                                                                              June 30, 1997   Dec. 31, 1996
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $1.00           $1.00
                                                                                     ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                                0.02            0.02
  Net realized and unrealized gain on investments                                      0.00            0.00
                                                                                      -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                                       0.02            0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                (0.02)          (0.02)
  Distributions from net realized gain                                                 0.00            0.00
                                                                                      -----           -----
TOTAL FROM DISTRIBUTIONS                                                              (0.02)          (0.02)
                                                                                     ------          ------
NET ASSET VALUE, END OF PERIOD                                                        $1.00           $1.00
                                                                                     ------          ------
                                                                                     ------          ------
TOTAL RETURN (NOT ANNUALIZED)                                                         1.61%           2.27%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                   $89,844         $60,292
  Number of shares outstanding, end of period (000)                                  89,850          60,299
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                              0.30 (3)           0.40%(3)
  Ratio of net investment income to average net assets                                 3.19 (3)           2.99%(3)
 ..........................................................................................................

Ratio of expenses to average net assets prior to waived fees and reimbursed
expenses:                                                                              0.56 (3)           0.51%(3)

Ratio of net investment income to average net assets prior to waived fees
and reimbursed expenses:                                                               2.93 (3)           2.88%(3)

 ...............................................................................

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON MAY 12, 1992.
(3)  THE RATIO INCLUDES INCOME AND/OR EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

                                                                                             U.S. TREASURY MONEY MARKET FUND
                              ..............................................................................................
                                                                                                                 CLASS A (2)
                              ..............................................................................................
                                 (Unaudited)
                                  Six Months
                                       Ended      Year Ended      Year Ended      Year Ended      Year Ended    Period Ended
                               June 30, 1997   Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                 0.02            0.05            0.05            0.03            0.03            0.02
  Net realized and
    unrealized gain on
    investments                         0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.02            0.05            0.05            0.03            0.03            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.02)          (0.05)          (0.05)          (0.03)          (0.03)          (0.02)
  Distributions from net
    realized gain                       0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM DISTRIBUTIONS               (0.02)          (0.05)          (0.05)          (0.03)          (0.03)          (0.02)
                                      ------          ------          ------          ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
                                      ------          ------          ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)                            2.32%           4.60%           5.09%           3.44%           2.56%           1.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $294,130        $277,816        $198,753        $195,031        $118,169        $137,412
  Number of shares
    outstanding, end of
    period (000)                     294,120         227,807         198,782         195,042         118,169         137,416
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets                 0.65%           0.65%           0.65%           0.63%           0.52%           0.27%
  Ratio of net investment
    income to average net
    assets                             4.62%           4.60%           4.97%           3.47%           2.55%           3.12%
 ...........................................................................................................................

Ratio of expenses to average
net assets prior to waived
fees and reimbursed
expenses:                              0.75%           0.71%           0.73%           0.80%           0.77%           0.79%

Ratio of net investment
income to average net assets
prior to waived fees and
reimbursed expenses:                   4.52%           4.54%           4.89%           3.30%           2.30%           2.60%

 ...............................................................................

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON MAY 12, 1992.
(3)  THE RATIO INCLUDES INCOME AND/OR EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                   U.S. TREASURY MONEY MARKET FUND (CONT.)
                                                        ..................................................................
                                                                                                   INSTITUTIONAL CLASS (1)
                                                        ..................................................................
                                                            (Unaudited)
                                                             Six Months
                                                                  Ended       Year Ended       Year Ended     Period Ended
                                                          June 30, 1997    Dec. 31, 1996    Dec. 31, 1995    Dec. 31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00            $1.00            $1.00            $1.00
                                                                 ------           ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                            0.02             0.05             0.05             0.02
  Net realized and unrealized gain on investments                  0.00             0.00             0.00             0.00
                                                                  -----            -----            -----            -----
TOTAL FROM INVESTMENT OPERATIONS                                   0.02             0.05             0.05             0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.02)           (0.05)           (0.05)           (0.02)
  Distributions from net realized gain                             0.00             0.00             0.00             0.00
                                                                  -----            -----            -----            -----
TOTAL FROM DISTRIBUTIONS                                          (0.02)           (0.05)           (0.05)           (0.02)
                                                                 ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD                                    $1.00            $1.00            $1.00            $1.00
                                                                 ------           ------           ------           ------
                                                                 ------           ------           ------           ------
TOTAL RETURN (NOT ANNUALIZED)                                     2.44%             4.86%            5.35%            2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                              $177,535         $156,808          $63,134           $3,898
  Number of shares outstanding, end of period (000)             177,506          156,780           63,130            3,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.40%             0.40%            0.39%            0.23%
  Ratio of net investment income to average net assets            4.91%             4.79%            5.16%            4.42%
 .........................................................................................................................

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses:                            0.44%             0.45%            0.49%            0.57%

Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses:                   4.87%             4.74%            5.06%            4.08%

 ...............................................................................

(1)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON JUNE 20, 1994.

The accompanying notes are an integral part of these financial statements.

(THIS PAGE INTENTIONALLY LEFT BLANK)

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Money Market, National Tax-Free Institutional Money Market and U.S. Treasury Money Market Funds (the "Funds") are three series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on April 7, 1988 and consists of twelve separate diversified funds: the Index Allocation, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap Strategy, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds, and two non-diversified funds: the California Tax-Free Bond and California Tax-Free Money Market Funds. These financial statements represent only the Money Market, National Tax-Free Institutional Money Market and U.S. Treasury Money Market Funds.

The Money Market and U.S. Treasury Money Market Funds each offers Class A and Institutional Class shares. The National Tax-Free Institutional Money Market Fund offers Institutional Class shares only. The two classes of shares differ principally in distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates should not be an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

The National Tax-Free Institutional Money Market Fund invests only in beneficial interests ("Interests") of the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's Interest in the net assets of the Master Portfolio. As of June 30, 1997, the Fund owned approximately 81.28% of the outstanding Interests of the Master Portfolio.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and the Master Portfolio's (in this paragraph, the "Funds") Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. Repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. At December 31, 1996, the Money Market Fund had a net capital loss carryforward of $78,261 which will expire in the year 2003 and the National Tax-Free Institutional Money Market Fund had a capital loss carryforward of $6,351 which will expire in the year 2004. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each carryforward has been fully utilized or expires.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the various Funds and/or classes of shares. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date the Fund and/or class of shares commenced operations.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into advisory contracts on behalf of the Money Market and U.S. Treasury Money Market Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Money Market and U.S. Treasury Money Market with daily portfolio management. Under the contracts with the Money Market and U.S. Treasury Money Market Funds, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.25% of each Fund's average daily net assets.

The National Tax-Free Institutional Money Market Fund does not directly retain an investment adviser because the Fund invests all of its assets in the Tax-Free Money Market Master Portfolio which, in turn, retains WFB as investment adviser.

The Company has entered into contracts on behalf of the Money Market and U.S. Treasury Money Market Funds with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for such Funds. Pursuant to the contracts, WFB is entitled to an annual fee for custody services at the rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million and 0.02% of each Fund's average daily net assets in excess of $100 million. WFB will not be entitled to compensation for its custodial services to the National Tax-Free Institutional Money Market Fund so long as it is entitled to compensation for providing advisory services to the Tax-Free Money Market Master Portfolio.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market and U.S. Treasury Money Market Funds and 0.02% of the average daily net assets of the Institutional Class shares of the Money Market, National Tax-Free Institutional Money Market and U.S. Treasury Money Market Funds.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

Prior to February 1, 1997, under the contract with the Money Market and U.S. Treasury Money Market Funds, WFB was entitled to be paid a per account fee and other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of a Fund were less than $20 million. For as long as the net assets of a Fund remained under $20 million, a Fund would not be charged any transfer agency fees by WFB. WFB served as the National Tax-Free Institutional Money Market Fund's transfer agent and dividend disbursing agent, but did not receive a fee for such services.

Transfer agency fees paid on behalf of the Funds for the six months ended June 30, 1997 were as follows:

                                                                 TRANSFER AGENCY FEES      TRANSFER AGENCY FEES
FUND                                                                          CLASS A       INSTITUTIONAL CLASS

 ..............................................................................................................
Money Market Fund                                            $                148,790  $                 50,040
National Tax-Free Institutional Money Market Fund                                 N/A                     8,889
U.S. Treasury Money Market Fund                                               125,053                    15,972

WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets. Prior to May 1, 1997, Stephens provided substantially the same services as sole administrator to the Funds. Under the previous agreements, Stephens was entitled to receive a monthly fee at the annual rate of 0.10% of the average daily net assets of the Money Market and U.S. Treasury Money Market Funds and 0.05% of the average daily net assets of the National Tax-Free Institutional Money Market Fund.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, whereby Class A shares of the Money Market and U.S. Treasury Money Market Funds may pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares of each Fund.

WAIVED FEES AND REIMBURSED EXPENSES

Waived fees and reimbursed expenses for the six months ended June 30, 1997 were as follows:

                                                                          FEES WAIVED       EXPENSES REIMBURSED
FUND                                                                           BY WFB               BY STEPHENS

 ..............................................................................................................
Money Market Fund                                                       $     199,275  $                      0
National Tax-Free Institutional Money Market Fund                              19,694                    17,427
U.S. Treasury Money Market Fund                                               181,195                         0

Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.

Certain officers and one director of the Company are also officers of Stephens. As of June 30, 1997, Stephens owned 1,439,638 shares of the Money Market Fund, 100 shares of the National Tax-Free Institutional Money Market Fund and 131,321 shares of the U.S. Treasury Money Market Fund.

OVERLAND EXPRESS FUNDS, INC.
INSTITUTIONAL MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

3.   CAPITAL SHARE TRANSACTIONS

As of June 30, 1997, the Money Market and U.S. Treasury Money Market Funds were each authorized to issue 1 billion shares of $0.001 par value capital stock for each class of shares. As of June 30, 1997, the National Tax-Free Institutional Money Market Fund was authorized to issue 3 billion shares of $.001 par value capital stock. Transactions in capital shares for the six months ended June 30, 1997 and the year ended December 31, 1996 are disclosed in detail in the Statements of Changes in Net Assets.

4.   INCOME AND EXPENSE ALLOCATIONS

The components of total investment income of the National Tax-Free Institutional Money Market Fund are allocated from the Tax-Free Money Market Master Portfolio. The detail of allocated total investment income for the National Tax-Free Institutional Money Market Fund for the six months ended June 30, 1997 was as follows:

                                                                                               GROSS     WAIVED
FUND                                                                          INTEREST      EXPENSES       FEES

 ..............................................................................................................
National Tax-Free Institutional Money Market Fund                         $  1,111,793  $  (112,010)  $  45,675

5.   REORGANIZATION OF OVERLAND EXPRESS FUNDS, INC.

At a meeting held on July 23, 1997, the Company's Board of Directors approved an Agreement and Plan of Consolidation to reorganize Overland Express Funds, Inc. into Stagecoach Funds, Inc. This Plan of Consolidation is subject to approval by Overland Express Fund shareholders. The agreement provides, among other things, for the transfer of assets and liabilities of each Overland Express Fund (each a "Predecessor Fund") to a corresponding series of Stagecoach Funds, Inc. (each a "Stagecoach Fund"). The Agreement provides that each Stagecoach Fund will assume certain identified liabilities of the corresponding Predecessor Fund and will deliver to that Predecessor Fund shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the Predecessor Fund (collectively, the "Consolidation"). At the time of Consolidation, the Funds that currently are structured as "feeder" Funds in a "master-feeder" structure will be restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" Fund. The Consolidation is expected to be a tax-free exchange.

Dividends from net investment income and net realized capital gains, if any, of the Predecessor Funds will be distributed to Overland Express Fund shareholders prior to the Consolidation. The Consolidation is expected to close in December, 1997. All of the expenses incurred in connection with the Consolidation will be paid by Wells Fargo or Stephens.

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - 97.02%
ARIZONA - 1.36%
$     1,000,000  Chandler AZ Industrial Development V/R Project
                 LOC -
                 Citibank N.A.                                        3.89 %      12/01/02    $  1,000,000
        500,000  Maricopa County AZ PCR Public Service Co Series
                 B                                                    4.00        05/01/29         500,000
                                                                                              ------------
                                                                                              $  1,500,000

CALIFORNIA - 8.42%
$     5,000,000  Arbor Fund CA Tax-Exempt Portfolio                   3.68 %      01/00/00    $  5,000,000
      1,800,000  California HFFA Revenue - Sutter Health Series
                 B                                                    3.75        03/01/20       1,800,000
        600,000  California HFFA V/R FSA Insured                      3.75        07/01/22         600,000
        100,000  California Pollution Control Finance Authority
                 Revenue V/R                                          3.95        02/01/16         100,000
        100,000  California State PCFA Stanislaus Project V/R
                 AMT LOC - Swiss Bank                                 3.85        12/01/17         100,000
        200,000  California State PCFA V/R Shell Oil Co Project
                 Series B                                             3.70        10/01/11         200,000
      1,000,000  California Statewide CDA COP                         4.10        06/01/26       1,000,000
        100,000  Chula Vista CA Industrial Development Revenue
                 San Diego Gas & Electric Series B                    5.40        12/01/21         100,000
        100,000  Irvine Ranch CA Water District V/R LOC - Bank
                 of America                                           3.75        04/01/33         100,000
        300,000  Riverside County CA COP Series A                     3.82        12/01/15         300,000
                                                                                              ------------
                                                                                              $  9,300,000

COLORADO
$     4,000,000  Colorado HFFA V/R Sisters of Charity Healthcare      4.15 %      05/15/25    $  4,000,000
      1,000,000  Colorado State HFFA Boulder County Hospital
                 Project V/R Series C                                 4.15        10/01/14       1,000,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
COLORADO - CONTINUED
$     1,000,000  Colorado State HFFA North Colorado Medical
                 Center                                               4.15 %      05/15/20    $  1,000,000
        600,000  Colorado State Student Loan Obligation Bond
                 Authority Series A                                   4.25        07/01/00         600,000
                                                                                              ------------
                                                                                              $  6,600,000

FLORIDA - 9.95%
$     2,000,000  Indian River County FL Hospital Series 1990          3.75 %      08/15/97    $  2,000,000
      3,000,000  Jacksonville FL Electric Authority                   3.70        08/15/97       3,000,000
      3,000,000  Sarasota County FL Public Hospital District -
                 Sarasota Memorial Hospital Series 96-A               3.80        08/14/97       3,000,000
      3,000,000  Sunshine State FL Government Financing
                 Authority                                            3.85        09/12/97       3,000,000
                                                                                              ------------
                                                                                              $ 11,000,000

GEORGIA - 5.06%
$       700,000  Fulton County GA Residential Care Facility V/R
                 -Lenbrook Square Foundation                          4.25 %      01/01/18    $    700,000
      2,895,000  Municipal Electric Authority of Geogia               3.65        07/01/97       2,895,000
      2,000,000  Municipal Electric Authority of Georgia              4.15        03/01/20       2,000,000
                                                                                              ------------
                                                                                              $  5,595,000

ILLINOIS - 2.72%
$     3,000,000  Illinois State Highway Toll Revenue V/R Series
                 B                                                    4.15 %      01/01/10    $  3,000,000

INDIANA - 0.45%
$       500,000  Princeton IN PCR V/R Energy Project LOC -
                 Canadian Imperial Bank                               4.05 %      03/01/19    $    500,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
KANSAS - 1.99%
$     2,200,000  Burlington KS PCR - Kansas City Power & Light        3.75 %      08/14/97    $  2,200,000

LOUISIANA - 2.53%
$     1,200,000  Calcasieu Parish Inc LA Industrial Development
                 Revenue Series B                                     3.93 %      02/01/16    $  1,200,000
      1,600,000  New Orleans Aviation Board Revenue MBIA Insured      4.15        08/05/15       1,600,000
                                                                                              ------------
                                                                                              $  2,800,000

MASSACHUSETTS - 13.94%
$     1,400,000  Massachusetts State HFFA Revenue V/R Asset
                 Program LOC - Credit Suisse                          3.75 %      01/01/19    $  1,400,000
     14,000,000  Massachusetts State IDA Resources Recovery V/R
                 Ogden Haver                                          3.85        12/01/11      14,000,000
                                                                                              ------------
                                                                                              $ 15,400,000

MINNESOTA - 2.72%
$     3,000,000  Cohasset MN Power & Light Co V/R Series A            4.00 %      06/01/20    $  3,000,000

NEBRASKA - 2.26%
$     2,500,000  Nebraska Higher Education Loan Program Series B      4.30 %      12/01/16    $  2,500,000

NEVADA - 0.91%
$     1,000,000  Clark County NV Airport Improvement Revenue
                 Series A                                             4.15 %      07/01/12    $  1,000,000

NEW JERSEY - 0.91%
$     1,000,000  New Jersey State Turnpike Revenue Series D           3.80 %      01/01/18    $  1,000,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
NEW MEXICO - 1.72%
$     1,000,000  Albuquerque NM Airport Revenue Project AMBAC
                 Insured                                              4.15 %      07/01/14    $  1,000,000
        900,000  Farmington NM PCR V/R Arizona Public Services
                 Co. Series B                                         4.05        09/01/24         900,000
                                                                                              ------------
                                                                                              $  1,900,000

NEW YORK - 3.35%
$     1,200,000  New York NY Assistance Corp LOC - Series B           4.05 %      04/01/23    $  1,200,000
        300,000  New York NY Muni Finance Authority Water &
                 Sewer System Revenue Series C                        4.15        06/15/23         300,000
      1,200,000  New York NY Muni Water Finance Authority Water
                 & Sewer System Revenue FGIC Insured                  4.05        06/15/24       1,200,000
      1,000,000  Suffolk County NY Industrial Development
                 Revenue V/R                                          3.85        02/01/07       1,000,000
                                                                                              ------------
                                                                                              $  3,700,000

NORTH CAROLINA - 3.80%
$       400,000  Charlotte NC Airport Revenue V/R Series A MBIA
                 Insured                                              4.15 %      07/01/16    $    400,000
      3,800,000  North Carolina Eastern Municipal Power Agency        3.65        07/01/97       3,800,000
                                                                                              ------------
                                                                                              $  4,200,000

PENNSYLVANIA - 4.52%
$     2,500,000  Delaware Valley PA Regional Finance Authority        4.15 %      08/01/16    $  2,500,000
      2,500,000  Pennsylvania State Higher Education Assistance
                 Agency Student Loan Revenue V/R Series A             4.25        12/01/25       2,500,000
                                                                                              ------------
                                                                                              $  5,000,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
SOUTH CAROLINA - 4.07%
$     4,500,000  South Carolina Educational Facility Authority
                 Series B                                             4.15 %      10/01/26    $  4,500,000

TEXAS - 11.51%
$       100,000  Brazos River Authority Texas PCR V/R Texas
                 Utilities Electric Co LOC - Bank of Switzerland      5.55 %      06/01/30    $    100,000
      5,000,000  Guadalupe-Blanco River Authority Texas PCR
                 Central Power & Light Co V/R LOC - ABN Amro of
                 North America                                        4.05        11/01/15       5,000,000
      2,000,000  Houston TX Tax & Revenue Anticipation                4.50        06/30/98       2,012,480
      3,600,000  San Antonio TX Gas & Electric Series A               3.65        07/01/97       3,600,000
      2,000,000  Texas State Tax & Revenue Anticipation               4.75        08/29/97       2,003,024
                                                                                              ------------
                                                                                              $ 12,715,504

UTAH - 1.63%
$     1,400,000  Intermountain Power Agency UT Series 85-F            3.75 %      11/10/97    $  1,400,000
        400,000  Salt Lake City UT Airport Revenue Series A AMT
                 LOC - Credit Suisse                                  4.20        06/01/98         400,000
                                                                                              ------------
                                                                                              $  1,800,000

VIRGINIA - 0.45%
$       500,000  Peninsula Ports Authority Revenue Port
                 Facilities Shell Coal & Terminal Co                  4.05 %      12/01/05    $    500,000

WASHINGTON - 0.63%
$       200,000  Port Vancouver WA United Grain Corp LOC -
                 Sumitomo Bank                                        4.35 %      12/01/09    $    200,000
        500,000  Washington State MFHR Inglenook Court Project
                 LOC - Bank of America                                4.55        07/01/25         500,000
                                                                                              ------------
                                                                                              $    700,000

WYOMING - 6.15%
$     3,300,000  Kemmer WY PCR V/R Exxon Project                      4.00 %      11/01/14    $  3,300,000

MASTER INVESTMENT TRUST - TAX-FREE MONEY MARKET
MASTER PORTFOLIO - JUNE 30, 1997 (UNAUDITED)
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST       MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE           DATE             VALUE
SHORT-TERM INSTRUMENTS - CONTINUED
WYOMING  - CONTINUED
$     1,000,000  Platte County WY PCR V/R LOC - Societe Generale      4.20 %      07/01/14    $  1,000,000
      2,500,000  Sweetwater County, WY Pollution Control Revenue
                 -Pacific Corp                                        3.75        08/11/97       2,500,000
                                                                                              ------------
                                                                                              $  6,800,000

                 TOTAL SHORT-TERM INSTRUMENTS                                                 $107,210,504
                 (Cost $107,210,504)

TOTAL INVESTMENTS IN SECURITIES

                 (Cost $107,210,504)* (Notes 1 and 3)                    97.02 %              $107,210,504
                 Other Assets and Liabilities, Net                        2.98                   3,296,918
                                                                        -------               ------------
                 TOTAL NET ASSETS                                       100.00 %              $110,507,422
                                                                        -------               ------------
                                                                        -------               ------------

 .........................................................................................................

 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -
JUNE 30, 1997

                                                 TAX-FREE
                                             MONEY MARKET
                                                   MASTER
                                                PORTFOLIO
 ........................................................
ASSETS
INVESTMENTS:
  In securities, at market value and
    identified cost                          $107,210,504
  Cash                                          5,054,950
Receivables:
  Interest                                        528,689
  Due from co-administrator (Note 2)               18,797
Organizational expenses, net of
  amortization                                      3,654
Prepaid expenses                                   11,312
TOTAL ASSETS                                  112,827,906
LIABILITIES
Payables:
  Investment in securities purchased            2,012,480
  Distribution to beneficial interest
    holders                                       264,927
  Due to advisor (Note 2)                          32,654
  Other                                            10,423
TOTAL LIABILITIES                               2,320,484
TOTAL NET ASSETS                             $110,507,422

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (UNAUDITED) -
FOR THE SIX MONTHS ENDED JUNE 30, 1997

                                               TAX-FREE
                                                  MONEY
                                                 MARKET
                                                 MASTER
                                              PORTFOLIO
 ......................................................
INVESTMENT INCOME
  Interest                                   $1,563,315
TOTAL INVESTMENT INCOME                       1,563,315
EXPENSES (NOTE 2)
  Advisory fees                                 133,345
  Custody fees                                    2,118
  Portfolio accounting fees                      11,141
  Amortization of organization expenses             487
  Legal and audit fees                            8,530
  Other                                           1,578
TOTAL EXPENSES                                  157,199
Less:
  Waived fees and reimbursed expenses           (64,102)
NET EXPENSES                                     93,097
NET INVESTMENT INCOME                         1,470,218
REALIZED GAIN ON INVESTMENTS                          0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $1,470,218

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                             TAX-FREE MONEY MARKET MASTER
                                                                PORTFOLIO
                                             ............................
                                                               From April
                                                                  2, 1996
                                              (Unaudited)     (commencement
                                              For the Six              of
                                             Months Ended     operations)
                                                 June 30,     to Dec. 31,
                                                     1997            1996
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income                      $  1,470,218     $ 1,594,532
  Net realized gain (loss) on sale of
    investments                                         0          (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                 1,470,218       1,587,744
NET INCREASE IN NET ASSETS RESULTING
FROM BENEFICIAL INTEREST TRANSACTIONS          36,919,503      70,529,957
INCREASE IN NET ASSETS                         38,389,721      72,117,701

NET ASSETS:
  Beginning net assets                         72,117,701               0
  ENDING NET ASSETS                          $110,507,422     $72,117,701

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT TRUST
TAX-FREE MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Tax-Free Money Market Master Portfolio (the "Master Portfolio") is a series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended. The Declaration of Trust permits the issuance of beneficial interests. The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios. These financial statements represent only the Tax-Free Money Market Master Portfolio.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP for investment companies requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Master Portfolio uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Master Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management, therefore, believes that the Master Portfolio will not be subject to any federal or state

MASTER INVESTMENT TRUST
TAX-FREE MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

income tax on its income and net capital gains (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Code, and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in a Master Portfolio.

ORGANIZATION EXPENSES

The Master Portfolio has been charged for expenses incurred in connection with the organization and initial registration of the Master Portfolio. These expenses are being amortized on a straight-line basis over 60 months from the date the Master Portfolio commenced operations.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract on behalf of the Master Portfolio with WFB. Pursuant to the contract, WFB has agreed to provide the Master Portfolio with daily portfolio management. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.30% of the average daily net assets of the Master Portfolio.

The Trust has entered into a contract with WFB on behalf of the Master Portfolio, whereby WFB is responsible for providing custody and portfolio accounting services to the Master Portfolio. Pursuant to the contract, WFB is entitled to certain transaction charges plus a custody fee at the annual rate of 0.0167% of the average daily net assets of the Master Portfolio. For providing portfolio accounting services, WFB is entitled to receive a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Master Portfolio's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Master Portfolio's average daily net assets in excess of $100 million.

WAIVED FEES AND REIMBURSED EXPENSES

Waived fees and reimbursed expenses disclosed in the Statement of Operations for the six months ended June 30, 1997 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens Inc.

LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Incorporated
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

(THIS PAGE INTENTIONALLY LEFT BLANK)

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
                     TO THE PROSPECTUSES DATED MAY 1, 1997
                         DESCRIBING THE FOLLOWING FUNDS

CALIFORNIA TAX-FREE BOND                    SHORT-TERM GOVERNMENT-CORPORATE
CALIFORNIA TAX-FREE MONEY MARKET                         INCOME
INDEX ALLOCATION                                         SHORT-TERM MUNICIPAL INCOME
MONEY MARKET                                             SMALL CAP STRATEGY
MUNICIPAL INCOME                                         STRATEGIC GROWTH
NATIONAL TAX-FREE INSTITUTIONAL                          U.S. TREASURY MONEY MARKET
 MONEY MARKET                                            U.S. GOVERNMENT INCOME
OVERLAND SWEEP                                           VARIABLE RATE GOVERNMENT

    On July 23, 1997 the Board of Directors of Overland Express Funds, Inc. ("Overland") approved an Agreement and Plan of Consolidation with Stagecoach Funds, Inc. ("Stagecoach"), another open-end management investment company advised by Wells Fargo Bank, to consolidate each Overland Fund with and into certain new or existing Stagecoach Funds which have (except as described below) the same or similar investment objectives and policies (the "Consolidation"). If the Consolidation is approved by shareholders of the Overland Funds, they will become shareholders of a corresponding Stagecoach Fund, as indicated in the chart below. At closing, they will receive shares of the designated class of the corresponding Stagecoach Fund having a total value equal to the total value of the shares of the Overland Fund held by the shareholder immediately before the closing. The Consolidation is expected to close on or about December 15, 1997.

                  OVERLAND/STAGECOACH FUNDS CONSOLIDATION MAP

                                        Existing Stagecoach Funds -
Overland Express Funds - Classes        Existing or New Classes
--------------------------------------  --------------------------------------
California Tax-Free Bond - A and D      California Tax-Free Bond - A and C
California Tax-Free Money Market        California Tax-Free Money Market
                                         Mutual
Money Market - A and Institutional      Prime Money Market Mutual - A and
                                         Administrative
Municipal Income - A and D              National Tax-Free Fund - A and C
National Tax-Free Institutional Money   National Tax-Free Money Market Mutual
 Market                                  - Institutional
Small Cap Strategy - A and D            Small Cap - A and C
Strategic Growth - A and D              Aggressive (Strategic) Growth - A and
                                         C
U.S. Government Income - A and D        Ginnie Mae (U.S. Government Income) -
                                         A and C
U.S. Treasury Money Market - A and      Treasury Money Market Mutual - A and
 Institutional                           Administrative

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
              TO THE PROSPECTUSES DATED MAY 1, 1997 -- (CONTINUED)

Overland Express Funds - Classes        New Stagecoach Funds Classes
--------------------------------------  --------------------------------------
Index Allocation - A and D              Index Allocation - A and C
Overland Sweep                          Overland Sweep
Short-Term Municipal Income             Short-Term Municipal Income
Short-Term Government-Corporate Income  Short-Term Government-Corporate Income
Variable Rate Government - A and D      Variable Rate Government - A and C

    If the Consolidation is approved, shareholders of Overland's Municipal Income and U.S. Government Income Funds will become shareholders of the Stagecoach National Tax-Free and Ginnie Mae Funds, respectively. Investors should be aware of the following differences in these Funds. Although the Municipal Income Fund and National Tax-Free Fund each invests a significant portion of its assets in securities exempt from federal income taxes, the Municipal Income Fund generally invests at least 80% of its assets in securities that may be subject to the alternative minimum tax, and the National Tax-Free Fund generally invests no more than 20% of its assets in such securities. The Ginnie Mae Fund currently invests primarily in Ginnie Mae securities. If the Consolidation is approved, the Ginnie Mae Fund will pursue an investment policy of investing primarily in a broader array of mortgage pass-through securities issued or guaranteed by the U.S. Government.

    At the July 23, 1997 meeting, the Overland Board of Directors, subject to the approval of Class D shareholders of the Overland California Tax-Free Bond, Municipal Income and U.S. Government Income Funds, approved an increase in the Rule 12b-1 distribution fee payable under the Class C Rule 12b-1 Plan of the corresponding Stagecoach Funds, from 0.50% to 0.75% of the average daily net assets of the Class C shares of such Stagecoach Funds. The increase is intended to encourage the Funds' selling agents to devote sufficient resources to marketing the Funds' Class C shares. Although the Rule 12b-1 fee payable by the Class C shares of the corresponding Stagecoach Funds will increase, Wells Fargo Bank and Stephens Inc. have agreed to waive or reimburse certain other fees so that the total operating expenses payable by the Class C shares will remain at the current level paid by Class D shares of the corresponding Overland Funds through December 31, 1998.

    Overland shareholders on the record date (currently expected to be September 30, 1997) are eligible to vote on issues relating to the Consolidation and will be sent additional information. Shareholders who make an initial investment after the record date will not be eligible to vote, but may obtain additional information by calling 1-800-572-7797.

    In addition, if the Consolidation is completed as anticipated, any Fund that currently is part of a master-feeder structure will be reorganized into a stand-alone Fund. This means that each such Fund will withdraw its investment in the corresponding Master Portfolio and instead will invest directly in a portfolio of securities. Each such Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolios, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages each Master Portfolio's assets and for the same advisory fee level.

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 15, 1997
              TO THE PROSPECTUSES DATED MAY 1, 1997 -- (CONTINUED)

                             New Portfolio Managers

    Mr. Kenneth Lee became a portfolio co-manager to the SMALL CAP MASTER PORTFOLIO as of June 18, 1997 and is responsible for providing fundamental security analysis and portfolio management. Mr. Lee joined Wells Fargo Bank in 1993 and went from Investment Operations to the Portfolio Management group in 1995. Prior to 1993 he worked as an associate at Wells Fargo Nikko Investment Advisors and at Dean Witter Reynolds (Morgan Stanley Dean Witter Discover) and has over 8 years experience in the industry. He holds bachelor degrees both in economics and in organizational studies from the University of California at Davis and is working toward his chartered financial analyst designation.

    Mr. Chris Greene joined Wells Fargo Bank on April 1, 1997, to work as portfolio co-manager of the CAPITAL APPRECIATION MASTER PORTFOLIO. Immediately prior to joining Wells Fargo Bank, Mr. Greene worked for three years in the Mergers & Acquisitions group for Hambrecht & Quist, an investment banking firm focusing on growth companies. Before that he worked for two years at GB Capital Management and prior to that worked at Wood Island Associates, firms focusing on equity and fixed-income securities. He has over five years experience in the industry. Mr. Greene received his B.A. in Economics from Claremont McKenna College.

                                                               OEX P (SUPP 8/97)

[OVERLAND EXPRESS LOGO]

POST OFFICE BOX 63084
SAN FRANCISCO, CA  94163


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Overland
Express Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus.
For a prospectus containing more complete information, including charges and expenses, call 1.800.552.9612. Read the prospectus carefully before you invest.

THIS BOOKLET INCLUDES THE SEMI-ANNUAL REPORT AND A
PROSPECTUS SUPPLEMENT. THE PROSPECTUS SUPPLEMENT
APPEARS ON THREE PAGES FOLLOWING THE REPORT.

OEXSARI8/97

                                               DATED MATERIAL - PLEASE EXPEDITE